RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	$ 16,938,953	105,531,368		31,010,170
Advances of travel and other business expenses to executive directors who are also shareholders	937,446	5,840,380	[1]	691,242	[1]
Total		111,371,748		31,701,412
Outstanding amounts due to related parties:
Accounts payable due to a subsidiary of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	4,822,594	30,045,245	[2]	35,887,845	[2]
Travelling reimbursements payable to executive directors who are also shareholders		109,531
Other payables to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings		2,161,345	[2]	1,094,047	[2]
Total		32,316,121		36,981,892
Ownership percentage of Desun, held by our founders and substantial shareholders	73.00%	73.00%		73.00%

[1]	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
[2]	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.